Fair Value Measurement (Tables)	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Investments, Debt and Equity Securities [Abstract]
Summary of Investments
The following tables set forth details about our investments:

($ in thousands)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
May 31, 2021 (Successor)
Asset-backed securities	$162	$64	$—	$226

February 28, 2021 (Successor)
Asset-backed securities	$162	$62	$—	$224

The following tables set forth details about the Company’s investments:

($ in thousands)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
February 28, 2021 (Successor) Asset-backed securities	$162	$62	$—	$224
February 29, 2020 (Predecessor) Asset-backed securities	$162	$17	$—	$179

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis
Our assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy are summarized as follows:

	Successor
	May 31, 2021
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market	$4	$—	$—	$4

Total cash equivalents	4	—	—	4
Investments:
Asset-backed securities	—	226	—	226

Total investments	—	226	—	226

Total assets	$4	$226	$—	$230

Liabilities:
Acquisition-related obligations	$—	$—	$2,000	$2,000
Warrant liability	—	—	128,715	128,715
Contingent consideration	—	—	224,068	224,068

Total liabilities	$—	$—	$354,783	$354,783

	Successor
	February 28, 2021
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market	$4	$—	$—	$4

Total cash equivalents	4	—	—	4
Investments:
Asset-backed securities	—	224	—	224

Total investments	—	224	—	224

Total assets	$4	$224	$—	$228

Liabilities:
Acquisition-related obligations	$—	$—	$2,000	$2,000
Warrant liability	—	—	68,772	68,772
Contingent consideration	—	—	150,808	150,808

Total liabilities	$—	$—	$221,580	$221,580

The Company’s assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy are summarized as follows:

	Successor
	February 28, 2021
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market	$4	$—	$—	$4
Total cash equivalents	4	—	—	4
Investments:
Asset-backed securities	—	224	—	224
Total investments	—	224	—	224
Total assets	$4	$224	$—	$228
	Successor
	February 28, 2021
($ in thousands)	Level 1	Level 2	Level 3	Total
Liabilities:
Earn-out liability	—	—	2,000	2,000
Warrant liability	—	—	68,772	68,772
Contingent consideration	—	—	150,808	150,808
Total liabilities	$—	$—	$221,580	$221,580

	Predecessor
	February 29, 2020
($ in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market	$4	$—	$—	$4
Total cash equivalents	4	—	—	4
Investments:
Asset-backed securities	—	179	—	179
Total investments	—	179	—	179
Total assets	$4	$179	$—	$183
Liabilities:
Earn-out liability	—	—	2,000	2,000
Total liabilities	$—	$—	$2,000	$2,000

Reconciliation of Beginning and Ending Balances of Acquisition Related Accrued Earn-Outs Using Significant Unobservable Inputs (Level 3)
A reconciliation of the beginning and ending balances of acquisition related accrued earn-outs and contingent consideration using significant unobservable inputs (Level 3) is summarized below:

	Successor
($ in thousands)	May 31, 2021	February 28, 2021
Beginning of period	$152,808	$2,000
Acquisition date fair value of contingent consideration	—	184,548
Loss (gain) from fair value of contingent consideration	73,260	(33,740)

End of period	$226,068	$152,808

A reconciliation of the beginning and ending balances of acquisition related accrued earn-outs and contingent consideration using significant unobservable inputs (Level 3) is summarized below:

	Successor	Predecessor
($ in thousands)	February 28, 2021	February 29, 2020
Beginning of period	$2,000	$620
Acquisition date fair value of contingent consideration	184,548	2,000
Cash payments	—	(464)
Gain from fair value of contingent consideration	(33,740)	(146)
Foreign exchange	—	(10)
End of period	$152,808	$2,000

Reconciliation of Warrant Liability
Our warrant liability is measured at fair value on a recurring basis using significant unobservable inputs (Level 3). A reconciliation of the warrant liability from February 4, through February 28, 2021 and February 28, 2021 through May 31, 2021 is summarized below:

	Successor
($ in thousands)	May 31, 2021	February 28, 2021
Beginning of period	$68,772	$91,959
Loss (gain) from fair value of warrant liability	59,943	(23,187)

End of period	$128,715	$68,772

The Company’s warrant liability is measured at fair value on a recurring basis using significant unobservable inputs (Level 3). A reconciliation of the warrant liability from February 4, 2021 through February 28, 2021 is summarized below:

Successor
($ in thousands)	February 28, 2021
Beginning of period	$91,959
Gain from fair value of warrant liability	(23,187)
End of period	$68,772